Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) (Wetouch Holding Group Limited) - Wetouch Holding Group Limited [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Subtotal	$ 15,531,412	$ 15,147,242
Less: accumulated depreciation	(6,160,993)	(5,279,658)
Property, plant and equipment, net	9,370,419	9,867,584
Buildings [Member]
Subtotal	9,928,163	9,682,590
Machinery, Equipment and Furniture [Member]
Subtotal	$ 5,603,249	$ 5,464,652